OTHER INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2024	$ 110,478
2025	63,243
2026	57,831
2027	38,658
2028	34,829
Thereafter	462
Estimated amortization expense	$ 305,501